SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT

22.SUBSEQUENT EVENT

In January 2026, the Company was informed by certain investors regarding their claim arising from losses incurred in connection with the Fabricated Transactions disclosed on April 2, 2020. The Company considered this to provide additional information about conditions that existed as of December 31, 2025. Accordingly, the Company has made best estimate of the potential loss amount and recorded an adjustment in the consolidated financial statements for the year ended December 31, 2025. Refer to Note 20(b) and 20(c) Provision for U.S. securities litigation for detailed information.